General Information	6 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Information	General Information
Borr Drilling Limited was incorporated in Bermuda on August 8, 2016. We are listed on the Oslo Stock Exchange and on the New York Stock Exchange under the ticker BORR. Borr Drilling Limited is an international offshore drilling contractor providing services to the oil and gas industry. As of June 30, 2021, we had 23 jack-up rigs, including 10 "warm stacked" rigs and had agreed to purchase five additional premium jack-up rigs under construction. Of our total fleet of 28 jack-up drilling rigs (including newbuilds under contract), five jack-up drilling rigs are scheduled for delivery in 2023.
As used herein, and unless otherwise required by the context, the term “Borr Drilling” refers to Borr Drilling Limited and the terms “Company,” “Borr”, “we,” “Group,” “our” and words of similar nature refer to Borr Drilling and its consolidated companies. The use herein of such terms as “group”, “organization”, “we”, “us”, “our” and “its”, or references to specific entities, is not intended to be a precise description of corporate relationships.
Going concern
The unaudited consolidated financial statements have been prepared on a going concern basis.
We continue to experience the impact of current unprecedented market conditions as a result of the global market reaction to the ongoing COVID-19 pandemic, together with uncertainty around the extent and timing for a full economic recovery. Despite these challenges, we believe that the oil and gas demand will rebalance and oil and gas will remain a significant portion of the world's energy mix. While we are seeing signs of market recovery, at this stage we cannot predict with reasonable accuracy the impact of these market conditions on the Company, specifically with the rise of the COVID-19 Delta variant.
In January 2021, we amended certain of our shipyard financing agreements, whereby we agreed to pay $12.0 million in 2021 and $24.0 million in 2022, to our shipyards, in order to defer debt amortization, interest payments and maturity payments (including deposits for five newbuild rigs) into 2023. As a condition of these agreements, we raised a gross amount of $46 million in new equity in January 2021. The shipyard agreements, and new equity, satisfied the conditions precedent to execute certain amendments to our Syndicated Senior Secured Credit Facility, Hayfin Term Loan Facility and New Bridge Revolving Credit Facility, which extended their respective maturities to January 2023 and provided various other amendments.
In addition, in July 2021, we established an at-the-market ("ATM") program under which we may offer and sell from time to time up to $40.0 million of our common shares to be listed on the New York Stock Exchange. While the Company has not determined whether it will sell any shares under the ATM program, the facility has been set up to provide flexibility going forward in anticipation of an improved market.
While our recent amendments to our credit facilities and newbuild deliveries in January 2021, concurrent equity raise, the establishment of the ATM program and recent cash receipts from the sale of our equity interest in the Mexico IWS JV's, have stabilized our liquidity situation in a base case scenario through 2022, we have limited ability to respond to negative incidents or multiple downside scenarios, without additional financing or by raising further capital. Therefore, we have concluded that there exists substantial doubt over our ability to continue as a going concern.
We will continue to explore additional financing opportunities and strategic sale of a limited number of modern jack-ups in order to further strengthen the liquidity of the Company. While we have confidence that these actions will enable us to better manage our liquidity position, and we have a track record of delivering additional financing and selling rigs, there is no guarantee that any additional financing or sale measures will be concluded successfully.